S000096485 [Member] Average Annual Total Returns	12 Months Ended	48 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Information Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	26.37%	14.70%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	11.11%	[1]
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	9.43%	[1]
Baron Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.34%	12.08%
Performance Inception Date		Dec. 31, 2021
Baron Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.12%	12.03%
Performance Inception Date		Dec. 31, 2021
Baron Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.39%	9.55%
Performance Inception Date		Dec. 31, 2021

[1]	Since Inception reflects the inception date of the Institutional Shares of the Predecessor Fund (commenced operations on 12/31/2021).